NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2022
NON-CONTROLLING INTEREST.
Schedule of non-controlling interest

Non-controlling interest consisted of the following:

	As of June 30, 2021
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$1,046,308
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(50,000,000)	(50,000,000)	(7,859,883)
Unappropriated retained earnings (deficit)	3,477,493	3,616,002	(4,106,883)	(1,442,443)	(539,034)	1,005,135	158,005
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,826)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,468,906
Total non-controlling interests	¥5,109,643	¥3,804,149	¥698,117	¥(1,442,443)	(15,749,034)	¥(7,579,568)	$(1,191,490)

	As of June 30, 2022
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$993,771
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(7,296,511)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(4,972,129)	(1,520,225)	(893,405)	(292,265)	(43,635)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,584)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,194,303
Total non-controlling interests	¥5,109,643	¥3,804,148	¥(167,129)	¥(1,520,225)	(14,973,405)	¥(7,746,968)	$(1,156,656)